Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005539 | New York
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000005539 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005539 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005539 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005539 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005539 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005539 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005539 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005539 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005539 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005539 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005539 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005539 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193178 | New York
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000193178 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193178 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193178 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000193178 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000193178 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193178 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000193178 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193178 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193178 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193178 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193178 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193178 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.50%